BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS - Reclassification of financial statements - CASH FLOW STATEMENT (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operational Activities
Net cash from operating activities of continued operations	R$ 12,184,577	R$ 8,826,963	R$ 4,739,357
Net cash from (used in) operating activities of discontinued operations	(2,908,844)	(600,801)	388,005
Net cash of operating activities	9,275,733	8,226,163	5,127,362
FINANCING ACTIVITIES
Net cash from (used in) financing activities of continuing operations	30,247,200	(8,166,432)	(6,501,301)
Net cash from (used in) financing activities of discontinued operations	(174,814)	2,105,924	950,066
Net cash provided by financing activities	30,072,386	(6,060,508)	(5,551,235)
INVESTMENT ACTIVITIES
Net cash from (used in) investment activities of continuing operations	(31,881,406)	(755,943)	1,712,899
Net cash from (used in) investment activities of discontinued operations	3,079,754	(1,503,660)	(1,337,726)
Net cash provided by (used in) investment activities	(28,801,652)	(2,259,603)	375,173
Increase (decrease) in cash and cash equivalents	R$ 10,546,467	(93,948)	R$ (48,700)
Disclosed
Operational Activities
Net cash from operating activities of continued operations		8,230,605
Net cash of operating activities		8,230,605
FINANCING ACTIVITIES
Net cash from (used in) financing activities of continuing operations		(8,448,540)
Net cash provided by financing activities		(8,448,540)
INVESTMENT ACTIVITIES
Net cash from (used in) investment activities of continuing operations		123,987
Net cash provided by (used in) investment activities		123,987
Increase (decrease) in cash and cash equivalents		(93,948)
Adjustment
Operational Activities
Net cash from operating activities of continued operations		596,358
Net cash from (used in) operating activities of discontinued operations		(600,800)
Net cash of operating activities		(4,442)
FINANCING ACTIVITIES
Net cash from (used in) financing activities of continuing operations		282,108
Net cash from (used in) financing activities of discontinued operations		2,105,924
Net cash provided by financing activities		2,388,032
INVESTMENT ACTIVITIES
Net cash from (used in) investment activities of continuing operations		(879,930)
Net cash from (used in) investment activities of discontinued operations		(1,503,660)
Net cash provided by (used in) investment activities		R$ (2,383,590)